Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2025	2024	2023
	(in € millions)
Key management compensation
Short term employee benefits	5	7	10
Share-based compensation	32	37	33
Total	37	44	43